Advance to Suppliers (Tables)	6 Months Ended
Jun. 30, 2023
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	26,212	3,614
Less: expected credit losses	(8,366)	(8,799)	(1,213)
	6,993	17,413	2,401

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,153)
Additional allowance for credit losses charged to expense	(8,366)	(433)	(60)
Balance at the end of the year	(8,366)	(8,799)	(1,213)